CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Consolidated profit for the period	€ 14,208	€ 2,023	[1]	€ 3,584	[1]
Fair value remeasurement to cash flow hedges	149	107		(34)
of which, reclassified to the income statement	(98)	(32)		3
of which, recognized in equity during the period	247	139		(37)
Gains and losses from remeasurement of financial assets	6	0		0
of which, reclassified to the income statement	0	0		0
of which, recognized in equity during the period	6	0		0
Exchange differences on translating foreign operations	2,005	(377)		(166)
Income tax (expense) benefit	(54)	(31)		2
Share of Other comprehensive (loss) for equity method investees	(47)	(43)		14
Items relating to discontinued operations, net of tax	0	(337)		24
Amounts to be potentially reclassified to profit or loss	2,059	(681)		(160)
Actuarial gains and losses on defined benefit pension obligations	2,488	(117)		241
Share of Other comprehensive income for equity method investees	8	0		0
Income tax (expense) benefit	(729)	31		(4)
Items relating to discontinued operations, net of tax	0	(42)		(11)
Amounts not to be reclassified to profit or loss	1,767	(128)		226
TOTAL CONSOLIDATED COMPREHENSIVE INCOME FOR THE PERIOD	18,034	1,214		3,650
Total consolidated comprehensive income/(loss) for the period, attributable to equity holders of the parent	18,020	1,591		3,261
Total consolidated comprehensive income/(loss) for the period, attributable to non-controlling interests	€ 14	€ (377)		€ 389

[1]	Refer to Note 3, Scope of consolidation